Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2016	2017
	RMB	RMB	US$
Accounts receivable	1,206,436	1,895,145	291,278
Allowance for doubtful accounts	(512)	(1,408)	(216)

Total	1,205,924	1,893,737	291,062

Schedule of Analysis of Allowance for Doubtful Accounts

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2016	2017
	RMB	RMB	US$
Beginning balance	2,315	512	79
Additions charged to bad debt expense	2,792	1,854	284
Reversal	(489)	(744)	(114)
Write off	(4,106)	(214)	(33)

Ending balance	512	1,408	216